Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital NIS	Share capital	Share premium NIS	Share premium	Capital reserve from share-based payment transactions NIS	Capital reserve from share-based payment transactions	Warrants exercisable into shares NIS	Warrants exercisable into shares	Treasury shares NIS	Treasury shares	Accumulated other comprehensive income (loss) NIS	Accumulated other comprehensive income (loss)	Accumulated deficit NIS	Accumulated deficit	Total NIS	Total	Non-controlling interests NIS	Non-controlling interests	NIS	Total
Balance at Dec. 31, 2014	$ 5,441		$ 301,787		$ 17,153		$ 9,652		$ (3,628)		$ (1,015)		$ (304,150)		$ 25,240		$ 1,460		$ 26,700
Net loss													(18,726)		(18,726)		(1,044)		(19,770)
Adjustments arising from translating financial statements of foreign operations											(1)				(1)				(1)
Total comprehensive loss											(386)		(18,726)		(19,112)		(1,044)		(20,156)
Issuance of share capital and warrants, net of issue expenses	1,589		30,417		1,781										33,787				33,787
Proceeds from sale of subsidiary in previously consolidated subsidiaries
Expiration of warrants exercisable into shares			669				(669)
Share-based payments					354										354		88		442
Balance at Dec. 31, 2015	7,030		332,873		19,288		8,983		(3,628)		(1,401)		(322,876)		40,269		504		40,773
Net loss													(26,532)		(26,532)		(477)		(27,009)
Adjustments arising from translating financial statements of foreign operations											(27)				(27)		(6)		(33)
Total comprehensive loss											518		(27,077)		(26,559)		(483)		(27,042)
Proceeds from sale of subsidiary in previously consolidated subsidiaries
Share-based payments	9				1,150										1,159		12		1,171
Balance at Dec. 31, 2016	7,039	2,030	332,873	96,012	20,438	5,895	8,983	2,591	(3,628)	(1,046)	(883)	(255)	(349,953)	(100,938)	14,869	$ 4,289	33	$ 10	14,902	$ 4,299
Net loss													(17,269)	(4,981)	(17,269)	(4,981)	(42)	(12)	(17,311)	(4,993)
Adjustments arising from translating financial statements of foreign operations											(78)	(22)			(78)	(22)	(17)	(5)	(95)	(27)
Total comprehensive loss											(78)	(22)	(17,269)	(4,981)	(17,347)	(5,003)	(59)	(17)	(17,406)	(5,020)
Issuance of share capital and warrants, net of issue expenses	1,250	361	8,688	2,506	712	205									10,650	3,072			10,650	3,072
Issuance of share capital	35	10	304	87											339	97			339	97
Proceeds from sale of subsidiary in previously consolidated subsidiaries			(3,164)	(913)					3,628	1,046	961	277			1,425	410	26	7	1,449	417
Expiration of warrants exercisable into shares			8,983	2,591			(8,983)	(2,591)
Share-based payments					678	196									678	196			678	196
Balance at Dec. 31, 2017	$ 8,324	$ 2,401	$ 347,684	$ 100,283	$ 21,828	$ 6,296							$ (367,222)	$ (105,919)	$ 10,614	$ 3,061			$ 10,614	$ 3,061